Disclosure of detailed information about deferred flow-through share premium (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Statements [Line Items]
Deferred flow-through share premium, beginning of period	$ 52,157	$ 49,467
Increase relating to flow-through common shares issued	150,000	220,922
Decrease relating to CEE incurred	(154,676)	(218,232)
Deferred flow-through share premium, end of period	$ 47,481	$ 52,157